Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	MOBIX LABS, INC.
Entity Central Index Key	0001855467
Entity Tax Identification Number	98-1591717
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Venture
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92618
City Area Code	(949)
Local Phone Number	808-8888
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Contact Personnel Name	Keyvan Samini